Current Debt - Principal Repayments (Parenthetical) (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
Secured Notes		$ 330,307,000
Face value of outstanding notes		310,000,000	310,000,000
PIK notes issued and PIK interest accrued			322,286,000	306,502,000
Unsecured Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Face value of outstanding notes		235,000,000	235,000,000	245,000,000
Unamortized debt issue costs		756,000	1,168,000	2,077,000
Debt issue costs			7,100,000
Maturity of debt			2015-02
Debt instrument repurchase amount		15,000,000	15,000,000
Secured Notes and Warrants [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Amount originally issued	310,000,000
Increases in secured note principal (PIK interest)	29,800,000
Secured Notes		330,307,000	322,286,000
Face value of outstanding notes		333,086,000	329,788,000	323,293,000
Unamortized debt issue costs		5,556,000	10,250,000	19,483,000
Debt issue costs		7,700,000	7,700,000
Debt issuance third-party costs		13,500,000	13,500,000
Warrants not settleable in cash fair value disclosure		20,800,000	20,800,000
Maturity of debt		2014-11	2014-11
PIK Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
PIK notes issued and PIK interest accrued		23,100,000	19,800,000
PIK Interest [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
PIK notes issued and PIK interest accrued		2,800,000	2,700,000
Unsecured Notes Due February 2015 [Member] | Unsecured Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Face value of outstanding notes		235,000,000
Unamortized debt issue costs		756,000
Debt issue costs		7,100,000
Maturity of debt		2015-02
Debt instrument repurchase amount		$ 15,000,000